AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 98.7%
Pennsylvania - 88.3%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,127,311
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/36	1,600	1,947,872
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	215	215,000
Altoona Area School District
BAM Series 2018
5.00%, 12/01/39	2,000	2,354,640
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	415	427,450
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,828,386
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/43	500	566,515
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29 (Pre-refunded/ETM)	1,255	1,365,402
AGM Series 2015A
5.00%, 12/01/37	780	916,617
Carlisle Area School District
Series 2011
5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,190,160
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2018A
5.00%, 11/15/42	1,000	1,202,940
Chambersburg Area Municipal Authority (Wilson College)
Series 2018
5.75%, 10/01/43	650	703,619
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018
5.00%, 3/01/38 (a)(b)	525	564,050
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,869,275
Series 2017
5.00%, 8/01/31	1,000	1,237,850

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/36	$1,700	$2,095,301
Series 2018A
5.00%, 10/01/48	1,000	1,230,960
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease)
Series 2018
5.00%, 6/01/31	2,500	3,125,400
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28 (Pre-refunded/ETM)	1,800	2,050,182
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP)
Series 2018A
5.00%, 7/01/34-7/01/36	2,200	2,719,064
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46 (a)	635	739,470
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	300	303,480
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/32	1,625	1,826,467
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30 (Pre-refunded/ETM)	2,070	2,360,276
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/33	660	764,287
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/37	1,100	1,232,935
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (a)	735	763,033
Moon Industrial Development Authority (Baptist Homes Society)
Series 2015
5.75%, 7/01/35 (a)	765	830,591
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,261,940
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.)
Series 2019A
3.25%, 8/01/39 (b)	270	271,091

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	$2,000	$2,185,160
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/30 (Pre-refunded/ETM) (a)	1,245	1,305,171
5.00%, 12/01/30 (Pre-refunded/ETM)	940	985,430
Series 2017B
5.00%, 6/01/36	1,000	1,198,330
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B
5.00%, 12/01/38-12/01/43	2,000	2,457,520
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	675	762,473
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (a)	400	424,052
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (a)(c)(d)(e)	350	3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2
5.00%, 4/01/29	1,000	1,184,300
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,070,840
Philadelphia Parking Authority (The)
Series 2009
5.00%, 9/01/26	2,725	2,822,637
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	1,500	1,559,370
Scranton School District/PA
BAM Series 2017E
5.00%, 12/01/33-12/01/35	1,800	2,201,306
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	1,075	1,109,798
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29	1,000	1,223,680

	Principal Amount (000)	U.S. $ Value
Susquehanna Area Regional Airport Authority
Series 2017
5.00%, 1/01/35-1/01/38	$2,000	$2,346,620
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	2,000	2,302,560
Wilkes-Barre Finance Authority
Series 2010
5.00%, 11/01/30 (Pre-refunded/ETM)	1,500	1,566,765

		71,801,076

Alabama - 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	145	167,437

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (b)	185	208,673

Arizona - 0.1%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 7/01/52 (b)	100	115,008

Colorado - 0.3%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	215	236,932

Florida - 0.3%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	110,686
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	135	128,585

		239,271

Guam - 1.9%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	645	746,571
Territory of Guam
5.00%, 11/15/31	100	117,925
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	620	652,184

		1,516,680

	Principal Amount (000)	U.S. $ Value
Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/41	$315	$362,259

Michigan - 0.0%
City of Detroit MI
5.00%, 4/01/36	35	39,514

New Jersey - 0.6%
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	425	475,346

New York - 2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	1,942,627

Puerto Rico - 1.4%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	100	111,680
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	100	110,431
NATL Series 2005L
5.25%, 7/01/35	100	107,467
NATL Series 2007N
5.25%, 7/01/32-7/01/33	215	232,396
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	250	255,938
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (a)	100	73,434
Series 2019A
5.00%, 7/01/58 (a)	250	260,665

		1,152,011

South Carolina - 0.7%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	470	559,732

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	120	125,857

	Principal Amount (000)	U.S. $ Value
Texas - 1.7%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	$1,200	$1,369,536

Total Municipal Obligations (cost $74,390,465)		80,311,959

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.07% (f)(g)(h) (cost $57,401)	57,401	57,401

Total Investments - 98.8% (cost $74,447,866) (i)		80,369,360
Other assets less liabilities - 1.2%		954,476

Net Assets - 100.0%		$81,323,836

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 3,870	6/17/24	1.760%	CPI	#	Maturity	$(21,108)
USD 550	8/09/24	1.690%	CPI	#	Maturity	(1,369)

						$(22,477)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 6,290	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$30,934	$	– 0	–	$30,934
USD 3,590	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	6,838		– 0	–	6,838

					$37,772	$	– 0	–	$37,772

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,612	9/20/20	2.263%	CPI	#	Maturity	$(38,166)
Barclays Bank PLC	USD	2,507	10/15/20	2.208%	CPI	#	Maturity	(33,265)
Barclays Bank PLC	USD	1,338	10/15/20	2.210%	CPI	#	Maturity	(17,821)
Citibank, NA	USD	1,820	10/17/20	2.220%	CPI	#	Maturity	(24,474)
JPMorgan Chase Bank, NA	USD	2,446	8/30/20	2.210%	CPI	#	Maturity	(33,739)
JPMorgan Chase Bank, NA	USD	2,620	7/15/24	2.165%	CPI	#	Maturity	(47,902)

								$(195,367)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $1,691,387 or 2.1% of net assets.

(c)	Illiquid security.
(d)	Defaulted.
(e)	Non-income producing security.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,149,002 and gross unrealized depreciation of investments was $(407,580), resulting in net unrealized appreciation of $5,741,422.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.1% and 1.7%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

Pennsylvania Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Local Governments - US Municipal Bonds	$	– 0	–	$74,084,498		$6,227,461		$80,311,959
Short-Term Investments		57,401		– 0	–	– 0	–	57,401

Total Investments in Securities		57,401		74,084,498		6,227,461		80,369,360
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	37,772		– 0	–	37,772
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(22,477)		– 0	–	(22,477)
Inflation (CPI) Swaps		– 0	–	(195,367)		– 0	–	(195,367)

Total		$57,401		$73,904,426		$6,227,461		$80,189,288

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$6,066,232		$6,066,232
Accrued discounts/(premiums)	465		465
Realized gain (loss)	(5,275)		(5,275)
Change in unrealized appreciation/depreciation	77,259		77,259
Purchases	219,730		219,730
Sales	(130,950)		(130,950)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$6,227,461		$6,227,461

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$76,832		$76,832

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$1,888	1,831	$57	$2